May 25, 2016

BNY MELLON FUNDS TRUST

- BNY Mellon National Short-Term Municipal Bond Fund

Supplement to Prospectus

dated December 31, 2015

The following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon National Short-Term Municipal Bond Fund - Portfolio Management":

John F. Flahive is the fund's primary portfolio manager, a position he has held since September 2015. Mr. Flahive is a senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of The Dreyfus Corporation and manages the fund as an employee of The Dreyfus Corporation.

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The following information supersedes and replaces any contrary information contained in the section of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon National Short-Term Municipal Bond Fund":

BNY Mellon National Short-Term Municipal Bond Fund's primary portfolio manager is John F. Flahive.

May 25, 2016

BNY MELLON FUNDS TRUST

- BNY Mellon National Short-Term Municipal Bond Fund

Supplement to the Statement of Additional Information (the "SAI")

dated December 31, 2015

The following information supersedes any contrary information contained in the section of the Fund's SAI entitled "Certain Portfolio Manager Information":

            All references to J. Christopher Nicholl have been removed.